Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment (note 9)	$ 41,956	$ 69,489
Proceeds on sale of assets (note 9)	998	161
Gain on sale	76
Depreciation	7,511	11,586
Depreciation in cost of sales	5,029	$ 8,191
HPDI Technology
Property, Plant and Equipment [Line Items]
Property, plant and equipment (note 9)	$ 33,244